Property Plant and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 3,827,690	$ 3,792,170	$ 149,204
Less: accumulated depreciation	(285,674)	(222,338)	(79,850)
Total property plant and equipment - net	3,542,016	3,569,832	69,354
Land [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 96,884	$ 96,884
Capitalized building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years	39 years
Total property plant and equipment - gross	$ 3,017,552	$ 3,017,552
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment - gross	$ 713,254	$ 677,734	$ 149,204
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years